Capital Requirements (Details) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2009	Dec. 31, 2011 Y	Dec. 31, 2010
Capital Requirements
Series A cumulative perpetual preferred shares, issued		216,000	216,000
Series A cumulative perpetual preferred shares, par value (in dollars per share)		$ 0.01	$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)		$ 1,000	$ 1,000
Series A cumulative perpetual preferred shares, aggregate liquidation value		$ 216,000,000
Senior preferred stock, dividend rate for first five years (as a percent)		5.00%
Senior preferred stock, dividend rate thereafter (as a percent)		9.00%
Warrants to purchase entity's common stock (in shares)		1,326,238
Warrants, exercise price (in dollars per share)		$ 24.43
Percentage of aggregate common stock investment on exercise of warrant to Senior Preferred Stock investment		15.00%
Warrants, term (in years)		10
Dividend payable by subsidiaries, maximum		$ 585,000,000
Semi annual cash dividend payable, maximum (in dollars per share)	$ 0.33
Number of years following the date of investment that the entity is restricted from redeeming preferred stock		3